Property, Plant and Equipment - Summary of Changes in Items of Property, Plant and Equipment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	€ 313,658,000
Impairment	0
Ending balance	392,717,000	€ 313,658,000
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	638,031,000	571,642,000
Additions	116,631,000	89,128,000
Disposals	(9,544,000)	(1,803,000)
Exchange differences	9,642,000	(20,936,000)
Ending balance	754,760,000	638,031,000
Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	324,374,000	291,056,000
Depreciation charge for the year	41,734,000	41,152,000
Impairment	943,000	210,000
Disposals	(8,933,000)	(1,791,000)
Exchange differences	3,925,000	(6,253,000)
Ending balance	362,043,000	324,374,000
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	84,768,000
Ending balance	90,484,000	84,768,000
Land and Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	148,331,000	147,872,000
Additions	2,060,000	5,441,000
Disposals	(141,000)
Reclassifications	7,719,000	811,000
Exchange differences	1,946,000	(5,793,000)
Ending balance	159,915,000	148,331,000
Land and Buildings | Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	63,563,000	59,139,000
Depreciation charge for the year	5,319,000	5,384,000
Impairment		210,000
Disposals	(140,000)
Exchange differences	689,000	(1,170,000)
Ending balance	69,431,000	63,563,000
Plant and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	153,098,000
Ending balance	197,257,000	153,098,000
Plant and Machinery | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	375,902,000	353,971,000
Additions	26,826,000	24,958,000
Disposals	(7,759,000)	(1,724,000)
Reclassifications	44,412,000	12,266,000
Exchange differences	6,358,000	(13,569,000)
Ending balance	445,739,000	375,902,000
Plant and Machinery | Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	222,804,000	198,878,000
Depreciation charge for the year	29,549,000	30,121,000
Impairment	547,000
Disposals	(7,330,000)	(1,741,000)
Exchange differences	2,912,000	(4,454,000)
Ending balance	248,482,000	222,804,000
Industrial and Commercial Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	11,289,000
Ending balance	11,212,000	11,289,000
Industrial and Commercial Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	41,189,000	33,503,000
Additions	3,862,000	6,539,000
Disposals	(1,188,000)	(40,000)
Reclassifications	2,027,000	1,727,000
Exchange differences	379,000	(540,000)
Ending balance	46,269,000	41,189,000
Industrial and Commercial Equipment | Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	29,900,000	25,481,000
Depreciation charge for the year	5,660,000	4,610,000
Impairment	396,000
Disposals	(1,053,000)	(12,000)
Exchange differences	154,000	(179,000)
Ending balance	35,057,000	29,900,000
Other Tangible Assets
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,209,000
Ending balance	3,818,000	3,209,000
Other Tangible Assets | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	11,316,000	11,112,000
Additions	913,000	925,000
Disposals	(421,000)	(36,000)
Reclassifications	856,000	43,000
Exchange differences	227,000	(728,000)
Ending balance	12,891,000	11,316,000
Other Tangible Assets | Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	8,107,000	7,558,000
Depreciation charge for the year	1,206,000	1,037,000
Disposals	(410,000)	(38,000)
Exchange differences	170,000	(450,000)
Ending balance	9,073,000	8,107,000
Assets Under Construction and Advances
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	61,293,000
Ending balance	89,946,000	61,293,000
Assets Under Construction and Advances | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	61,293,000	25,184,000
Additions	82,970,000	51,265,000
Disposals	(35,000)	(3,000)
Reclassifications	(55,014,000)	(14,847,000)
Exchange differences	732,000	(306,000)
Ending balance	€ 89,946,000	€ 61,293,000